Acquisitions and Dispositions of Businesses (Pro Forma Financials) (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquisitions And Dispositions [Abstract]
Pro Forma Operating revenues	$ 2,655,601	$ 2,750,416	$ 2,804,663
Pro Forma Net income (loss)	$ 311,274	$ 175,021	$ (84,209)